American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2022

International Opportunities - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Argentina†
Arcos Dorados Holdings, Inc., Class A	20,912	152,658
Australia — 9.3%
ALS Ltd.	630,849	5,076,579
carsales.com Ltd.	194,789	2,969,685
Corporate Travel Management Ltd.(1)	288,439	3,757,361
IDP Education Ltd.	267,916	5,274,352
IGO Ltd.	564,445	5,051,376
Johns Lyng Group Ltd.	471,699	2,270,420
Lynas Rare Earths Ltd.(1)	816,154	4,875,759
NEXTDC Ltd.(1)	615,682	4,351,282
OZ Minerals Ltd.	186,424	3,212,811
Pinnacle Investment Management Group Ltd.(2)	334,968	2,322,831
Steadfast Group Ltd.	992,521	3,396,931
Worley Ltd.	254,358	2,491,361
		45,050,748
Belgium — 1.1%
Euronav NV	323,638	5,218,409
Brazil — 6.0%
Cia Brasileira de Aluminio	1,296,800	3,215,577
Locaweb Servicos de Internet SA(1)	2,358,300	4,233,915
Minerva SA	953,000	2,824,708
Multiplan Empreendimentos Imobiliarios SA	1,486,700	6,938,543
Petro Rio SA(1)	578,800	3,042,861
Santos Brasil Participacoes SA	2,272,300	3,529,176
TOTVS SA	967,000	5,282,589
		29,067,369
Canada — 13.2%
Altus Group Ltd.	109,709	4,285,279
Aritzia, Inc.(1)	173,405	5,640,432
ATS Automation Tooling Systems, Inc.(1)	99,041	3,025,488
Boralex, Inc., A Shares	202,234	7,622,175
Brookfield Infrastructure Corp., Class A	130,495	6,211,562
Capstone Mining Corp.(1)	1,569,377	3,525,079
Colliers International Group, Inc. (Toronto)	25,300	2,947,156
Descartes Systems Group, Inc.(1)	63,400	4,466,264
Finning International, Inc.	161,529	3,480,619
Kinaxis, Inc.(1)	52,571	6,061,866
Laurentian Bank of Canada	113,503	3,109,482
Stantec, Inc.	140,370	6,661,790
Tricon Residential, Inc. (Toronto)	226,710	2,366,615
Whitecap Resources, Inc.(2)	645,900	4,706,486
		64,110,293
China — 1.3%
GDS Holdings Ltd., Class A(1)	760,100	2,595,956
Tongcheng Travel Holdings Ltd.(1)	1,737,200	3,558,064
		6,154,020
Denmark — 2.5%
ALK-Abello A/S(1)	211,304	3,928,531
Jyske Bank A/S(1)	100,808	5,045,934

Netcompany Group A/S(1)	22,641	920,574
Royal Unibrew A/S	32,125	2,406,801
		12,301,840
Finland — 2.0%
Huhtamaki Oyj	175,581	6,148,344
Metso Outotec Oyj	353,976	2,768,498
QT Group Oyj(1)(2)	14,641	742,307
		9,659,149
France — 2.8%
Alten SA	10,815	1,329,713
Elis SA	332,570	4,252,881
Gaztransport Et Technigaz SA	41,499	5,283,005
OVH Groupe SAS(1)(2)	228,137	2,907,304
		13,772,903
Hong Kong — 1.2%
Samsonite International SA(1)	2,355,000	5,756,890
India — 5.9%
Max Healthcare Institute Ltd.(1)	1,484,481	7,174,322
Prestige Estates Projects Ltd.	774,522	4,398,427
Varun Beverages Ltd.	556,305	7,174,778
WNS Holdings Ltd., ADR(1)	119,129	10,036,618
		28,784,145
Israel — 2.7%
CyberArk Software Ltd.(1)	22,063	3,183,249
Inmode Ltd.(1)	147,104	4,698,502
Nova Ltd.(1)	52,453	5,209,632
		13,091,383
Italy — 1.2%
Brembo SpA	109,592	1,005,077
Leonardo SpA	603,770	4,941,132
		5,946,209
Japan — 20.4%
Asics Corp.	306,100	5,596,767
BayCurrent Consulting, Inc.(2)	20,100	5,906,785
GMO Financial Gate, Inc.(2)	31,300	3,384,053
IHI Corp.	179,300	4,788,441
Insource Co. Ltd.	235,400	4,723,993
Internet Initiative Japan, Inc.	142,000	5,128,434
Invincible Investment Corp.	14,084	4,331,104
Jeol Ltd.	108,700	4,353,535
JMDC, Inc.	104,100	4,945,640
MatsukiyoCocokara & Co.	125,400	4,975,587
Menicon Co. Ltd.	208,300	5,000,935
Nextage Co. Ltd.	275,300	5,977,044
Nippon Gas Co. Ltd.	400,200	6,370,414
Open House Group Co. Ltd.	44,400	1,737,725
SCSK Corp.	286,800	4,670,049
SHO-BOND Holdings Co. Ltd.	115,100	4,967,926
Tokyo Ohka Kogyo Co. Ltd.	52,900	2,593,806
Toyo Suisan Kaisha Ltd.	172,400	7,071,744
Ushio, Inc.	322,600	3,916,414
Visional, Inc.(1)(2)	70,300	3,746,303
West Holdings Corp.(2)	142,300	4,497,079
		98,683,778

Mexico — 1.7%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	269,655	2,394,536
Grupo Aeroportuario del Centro Norte SAB de CV	367,635	2,406,010
Regional SAB de CV	613,926	3,319,128
		8,119,674
Netherlands — 3.2%
AMG Advanced Metallurgical Group NV	144,393	3,686,664
ASR Nederland NV	85,578	3,492,801
Basic-Fit NV(1)(2)	107,900	4,118,612
BE Semiconductor Industries NV	38,384	1,823,383
OCI NV	64,141	2,408,035
		15,529,495
Norway — 0.5%
Bakkafrost P/F	40,353	2,361,292
South Africa — 1.0%
Bidvest Group Ltd.	400,577	5,017,924
South Korea — 0.5%
Hite Jinro Co. Ltd.	110,067	2,498,430
Sweden — 6.1%
AddTech AB, B Shares	250,338	3,511,897
Avanza Bank Holding AB	84,310	1,351,406
Axfood AB	95,186	2,869,155
Fortnox AB	498,289	2,205,045
Holmen AB, B Shares	56,432	2,421,188
MIPS AB	48,835	2,200,596
Saab AB, B Shares	136,456	4,558,598
Scandic Hotels Group AB(1)(2)	1,135,705	4,032,933
Trelleborg AB, B Shares	178,596	3,711,259
Vitrolife AB	116,251	2,772,041
		29,634,118
Switzerland — 3.0%
Siegfried Holding AG(1)	6,519	5,202,263
SIG Group AG(1)	242,484	5,685,552
Tecan Group AG(1)	10,029	3,690,271
		14,578,086
Taiwan — 5.8%
Airtac International Group(1)	103,131	2,765,347
ASPEED Technology, Inc.	47,700	3,139,391
Chailease Holding Co. Ltd.	699,224	4,489,513
E Ink Holdings, Inc.	941,000	7,317,062
Pegavision Corp.	361,000	4,995,265
Sinbon Electronics Co. Ltd.	583,000	5,387,453
		28,094,031
United Kingdom — 7.5%
Auction Technology Group PLC(1)	192,159	1,840,125
Britvic PLC	315,881	2,870,785
Diploma PLC	126,231	3,672,571
Endava PLC, ADR(1)	46,767	4,723,467
Golar LNG Ltd.(1)	136,027	3,709,456
Greggs PLC	100,777	2,154,166
RS GROUP PLC	385,329	4,847,293
Tate & Lyle PLC	412,270	3,650,745
Tritax Big Box REIT PLC	1,253,904	2,419,090
Watches of Switzerland Group PLC(1)	345,175	3,135,511

Wise PLC, Class A(1)	560,958	3,161,419
		36,184,628
TOTAL COMMON STOCKS (Cost $498,777,875)		479,767,472
EXCHANGE-TRADED FUNDS — 0.1%
Schwab International Small-Cap Equity ETF(2) (Cost $260,660)	7,987	251,111
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,947	19,947
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,953,390	11,953,390
		11,973,337
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.75%, 11/30/28 - 2/15/41, valued at $954,017), in a joint trading account at 2.18%, dated 8/31/22, due 9/1/22 (Delivery value $932,648)		932,592
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 5/15/30, valued at $4,753,219), at 2.23%, dated 8/31/22, due 9/1/22 (Delivery value $4,660,289)		4,660,000
		5,592,592
TOTAL SHORT-TERM INVESTMENTS (Cost $17,565,929)		17,565,929
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $516,604,464)		497,584,512
OTHER ASSETS AND LIABILITIES — (2.6)%		(12,558,095)
TOTAL NET ASSETS — 100.0%		$485,026,417

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.0%
Information Technology	17.9%
Consumer Discretionary	11.4%
Health Care	9.6%
Materials	8.9%
Consumer Staples	8.1%
Real Estate	5.7%
Financials	5.4%
Utilities	5.1%
Energy	5.1%
Communication Services	1.7%
Exchange-Traded Funds	0.1%
Short-Term Investments	3.6%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $26,588,677. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $28,259,128, which includes securities collateral of $16,305,738.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	152,658	—	—
Canada	6,211,562	57,898,731	—
India	10,036,618	18,747,527	—
Israel	13,091,383	—	—
Mexico	2,394,536	5,725,138	—
United Kingdom	8,432,923	27,751,705	—
Other Countries	—	329,324,691	—
Exchange-Traded Funds	251,111	—	—
Short-Term Investments	11,973,337	5,592,592	—
	52,544,128	445,040,384	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.